Share-based compensation - Schedule of Fair Values of Stock Options Granted (Detail)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	[1]	0.77%	0.77%
Risk-free interest rate, Maximum	[1]	1.76%	1.76%
Dividend yield	[2]
Volatility rate, Minimum	[3]	40.07%	40.07%
Volatility rate, Maximum	[3]	43.30%	43.30%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	[4]	4 years 25 days	4 years 1 month 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	[4]	5 years 6 months 25 days	4 years 6 months 29 days

[1]	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.
[2]	The Company has no history or expectation of paying dividends on its common shares.
[3]	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
[4]	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.